Defined benefit plans - Summary of Sensitivity of the Overall Pension Obligation to Changes in the Weighted Principal Assumptions (Detail)	Dec. 31, 2018 USD ($)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.50%
Change in assumption, decrease	0.50%
Impact on overall obligation, due to 0.5 % decrease in actuarial assumption	$ 2,189,000
Impact on overall obligation, due to 0.5 % increase in actuarial assumption	$ 2,401,000
Salary escalation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.50%
Change in assumption, decrease	0.50%
Impact on overall obligation, due to 0.5 % decrease in actuarial assumption	$ 0
Impact on overall obligation, due to 0.5 % increase in actuarial assumption	$ 0